MORGAN STANLEY GLOBAL LONG/SHORT FUND P (THE “FUND”)

SUPPLEMENT

DATED MAY 17, 2012

to the Prospectus Dated April 29, 2012 (the “Prospectus”)

Effective May 1, 2012, as approved by the Fund’s Board of Trustees, the Fund’s sales charge schedule has been revised as set forth herein.

In connection with this change, the Prospectus is hereby supplemented as follows:

1. Footnote 1 to the line item “Sales Load” in the chart on the front cover of the Prospectus is hereby replaced with the following:

(1)	Generally, the stated minimum initial investment by an investor in the Fund is $50,000, which stated minimum may be reduced for certain investors. Investors purchasing Shares (as defined herein) may be charged a sales load of up to 3% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments may be subject to a sales load in the amounts set forth below:

Investment Amount	Sales Load
Less than $250,000	3%
$250,000—$999,999	2%
$1,000,000—$4,999,999	1%
$5,000,000 or more	0.5%

The Distributor and/or a Selling Agent (each as defined herein) may, in its discretion, waive the sales load for certain investors. See “Plan of Distribution.”

2. The second paragraph adjacent to the heading “The Offering” in the “Summary of Terms” section of the prospectus is hereby replaced with the following:

Investors purchasing Shares in the Fund (“Shareholders”) may be charged a sales load of up to 3% of the amount of the investor’s purchase in the manner set forth below:

Investment Amount	Sales Load
Less than $250,000	3%
$250,000—$999,999	2%
$1,000,000—$4,999,999	1%
$5,000,000 or more	0.5%

3. The footnote to the line item in the section entitled “Summary of Fees and Expenses—Transaction Fees—Maximum sales load (percentage of purchase amount)*” of the Prospectus is hereby replaced with the following:

*	Generally, the minimum initial investment by an investor in the Fund is $50,000, which minimum may be reduced for certain investors. Investors purchasing Shares may be charged a sales load of up to 3% of the Investor’s subscription. The table assumes the maximum sales load is charged. Investments will be subject to a sales load in the amounts set forth below:

Investment Amount	Sales Load
Less than $250,000	3%
$250,000—$999,999	2%
$1,000,000—$4,999,999	1%
$5,000,000 or more	0.5%

The Distributor and/or a Selling Agent may, in its discretion, waive the sales load for certain investors. See “Plan of Distribution.”

4. The fourth paragraph in the section “Purchase of Shares—Purchase Terms” of the Prospectus is hereby replaced with the following:

Investors purchasing Shares in the Fund may be charged a sales load of up to 3% of the amount of the investor’s purchase, in the manner set forth below:

Investment Amount	Sales Load
Less than $250,000	3%
$250,000—$999,999	2%
$1,000,000—$4,999,999	1%
$5,000,000 or more	0.5%

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.